Note 10 - Leases: Lessee, Operating Lease, Disclosure (Details)	Jun. 30, 2025 USD ($)
Details
Operating Leases, Future Minimum Payments, Next Rolling 12 Months	$ 18,000
Operating Leases, Future Minimum Payments, Due in Two Years	1,500
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	19,500
Imputed Interest	1,299
Operating Leases, Future Minimum Payments Due	$ 18,201